Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023

Trade payables	$112,584	$93,325
Taxes payable	66,203	23,946
Accrued expenses	179,012	127,816
Deferred revenue	8,891	8,943
	$366,690	$254,030